Earnings per share - Additional information (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Dilutive effect of share options on weighted average number of ordinary shares	103,077,629
Series A Common Shares Under LTIP [member]
Earnings per share [line items]
Anti-dilutive shares	1,840,530	3,705,757	4,854,408